Fair Value Measurement (Tables)	9 Months Ended
Sep. 30, 2020
Fair Value Disclosures [Abstract]
Summary of Additional Information Regarding Contingent Liabilities that are Measured at Fair Value on a Recurring Basis

Additional information regarding the contingent liabilities that are measured at fair value on a recurring basis is presented in the following tables:

	Fair value as of December 31, 2019	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Contingent liabilities related to change of control (a)	$30.4	$—	$—	$30.4
Contingent liabilities related to earnout payments (a)	1.9	—	—	1.9

Total contingent liabilities	$32.3	$—	$—	$32.3

	Fair value as of September 30, 2020	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Contingent liabilities related to earnout payments (a)	$0.9	$—	$—	$0.9

Total contingent liabilities	$0.9	$—	$—	$0.9

(a)	Included in “Accrued expenses and other current liabilities” on the unaudited Condensed Consolidated Balance Sheets.

Reconciliation of Beginning and Ending Balances for Level 3 Contingent Liabilities

The table below provides a reconciliation of the beginning and ending balances for the Level 3 contingent liabilities:

	Nine months ended September 30,
	2019	2020
Balance at beginning of period	$19.9	$32.3
Additions (a)	—	1.7
Cash payments made for contingent liabilities related to earnout payments	(2.3)	(2.3)
Contingent liabilities related to change of control settled with Class A common stock and restricted stock units	—	(23.2)
Fair value adjustments	15.0	(7.6)

Balance at end of period	$32.6	$0.9

(a)

During the three months ended March 31, 2020, certain employment compensation agreements were amended. Consequently, previously recorded deferred compensation liabilities of $1.9 million associated with these agreements, included within “Other noncurrent liabilities” on the unaudited Condensed Consolidated Balance Sheets at December 31, 2019, were derecognized and new liabilities of $1.7 million were recognized at fair value within “Other noncurrent liabilities” on the unaudited Condensed Consolidated Balance Sheets. These contingent liabilities were settled at the IPO for 89,842 restricted stock units.